Events After the Reporting Period (Narrative) (Details)		1 Months Ended		12 Months Ended
	Jun. 14, 2021 CAD ($) $ / shares shares	May 31, 2021 CAD ($) $ / shares shares	May 18, 2021 shares $ / shares	Mar. 31, 2021 Share $ / shares shares	Mar. 31, 2020 Share $ / shares shares	Mar. 31, 2019 Share $ / shares shares
Disclosure of non-adjusting events after reporting period [line items]
Number of share options granted in share-based payment arrangement | Share				385,715	344,286	232,857
Weighted average exercise price of share options granted in share-based payment arrangement | $ / shares				$ 21.70	$ 2.59	$ 3.36
Weighted average remaining contractual life of outstanding share options				3 years 1 month 6 days	3 years	2 years 3 months 18 days
Number of warrants exercised				1,672,028	17,857	0
Weighted average exercise price, exercised | $ / shares				$ 3.65	$ 3.50
Events after reporting period | Employees
Disclosure of non-adjusting events after reporting period [line items]
Number of share options granted in share-based payment arrangement			173,650
Weighted average exercise price of share options granted in share-based payment arrangement | $ / shares			$ 19.62
Weighted average remaining contractual life of outstanding share options			5 years
Vesting percentage of stock options			25.00%
Events after reporting period | Countryman Investments Ltd
Disclosure of non-adjusting events after reporting period [line items]
Number of common shares issued due to warrant exercise		342,857
Number of warrants exercised		342,857
Weighted average exercise price, exercised | $ / shares		$ 4.55
Gross proceeds of warrant exercised | $		$ 1,559,999
Events after reporting period | KFS Capital LLC
Disclosure of non-adjusting events after reporting period [line items]
Number of common shares issued due to warrant exercise	285,714
Number of warrants exercised	285,714
Weighted average exercise price, exercised | $ / shares	$ 4.55
Gross proceeds of warrant exercised | $	$ 1,299,999